Financial risk management	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Financial risk management	Financial risk management
The Group's activities are exposed to a variety of financial risks such as market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk.
To minimize the impact of potential adverse effects of market volatility on financial performance, the Group hedges certain market risks via derivative contracts with banks. The Group manages financial risks through its central treasury department in compliance with policies approved by the board of directors.
(a)Market risk
i)Foreign exchange risk
The Euro is the presentation currency of the Group and functional currency of the Company, and due to the international footprint of its TFS, Payments, and Post-Purchase Solutions businesses, the Group is exposed to foreign exchange risks.
Foreign exchange risks are mainly due to the funding of entities with non-Euro functional currencies in the form of intra-group loans and cash pools. The largest exposures are AUD, JPY, and USD, and volatility in these currencies may therefore impact the Group’s results.
Trade payables and receivables exposed to foreign exchange risks are mainly intra-group and denominated in the respective entity’s functional currency.
A foreign exchange rate sensitivity analysis has been performed on the monetary items exposed to foreign exchange risks in the statement of financial position.
As at March 31, 2025, if currency rates on the major currencies had been 2% higher/lower and with all other variables held constant, profit before tax for the year would have been lower/higher by EUR0.3 million (EUR1.1 million for the financial year ended March 31, 2024, EUR0.6 million for the financial year ended March 31, 2023).
ii)Interest rate risk
The Group's interest rate risk arises from the external senior debt structured at floating rates, accompanied by an interest rate floor. Global Blue currently has two hedging instruments in place: an interest rate swap, expiring in January 2026, covering 50% of the Term Loan Facility (amounting to EUR305 million) and expiring in January 2027, and an interest rate cap, covering 24.6% of the Term Loan Facility (amounting to EUR150 million) and expiring in January 2027. Adverse fluctuations and increases in interest rates, could only have a material adverse effect on Global Blue’s cash flow and financing costs and, consequently, on Global Blue’s business, results of operations and financial condition,for the residual unhedged position.
If the market interest rate would have been 1% higher and, with all other variables held constant, profit before tax for the year would have been EUR1.6 million lower (EUR3.1 million for the financial year ended March 31, 2024, EUR7.3 million for the financial year ended March 31, 2023) as a result of an increase in the borrowing cost of the external senior debt.
(b)Credit risk
Counterparty credit risk is managed at Group level, except for credit risk relating to accounts receivable balances. Each operating entity is responsible for managing and analyzing the credit risk for new clients before standard payment terms and conditions are offered.
Credit risk towards banks arises from cash and cash equivalents, derivative financial instruments and deposits held with these business partners. The credit risk towards banks is managed by Group treasury in compliance with the Group's policies that define the corporate instructions in relation to managing counterparty limits. As such, investments of surplus funds can only be done with approved counterparties and any new counterparties are to be confirmed by the CFO of the Group before any cash deposits or financial transactions can be executed with them.
The Group’s approval policy over banks and financial institutions ensures that consistent and efficient cash management structures are implemented to enable a sound level of cash concentration in the Group. Local management is required to request written approval to the Group treasury department prior to initiating new bank relationships or financial services or before amending existing relationships or banking setups. In compliance with the Senior Facilities Agreement (SFA), a number of obligors’ bank accounts are pledged and subject to close monitoring by the Group’s treasury department (Note 26).
According to the Group’s current policy over cash deposits and financial instruments, the counterparty credit quality is measured by the long-term issue credit ratings of S&P and Moody’s and should be minimum BBB-. Counterparty credit limits are set to control the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments. Any deviation from the Group’s policy is subject to the approval of the Group’s CFO.
Credit risk from trade receivables and contract assets is managed according to the Group’s policies. Operating entities apply credit risk management procedures in line with these policies. Credit risk is monitored on a country by country basis, considering the aging profile of the customers and historical and forward-looking default indicators. Additionally, the type of counterparty, be it an individual customer or a state authority, is used as a potential class of different risk profiles.
Management of operational entities monitors exposure to credit risk on an ongoing basis. The creditworthiness of new customers is assessed before signing trade contracts. Any change request of the already agreed credit conditions is reviewed from a creditworthiness standpoint and approved by the operational entities. The assessment of creditworthiness takes into consideration external ratings and information from relevant institutions.
As disclosed in Note 18, as of March 31, 2025, 83% of total trade receivables are not yet due (84% as of March 31, 2024) .
A credit losses analysis is performed at each reporting date on an individual customer basis.
There are no significant concentrations of credit risk arising from trade receivables and contract assets.
(c)Liquidity risk
Liquidity describes the ability of a company to generate sufficient cash flows to meet cash requirements of its business operations, including working capital needs, capital expenditure, debt interest and service, acquisitions and other contractual obligations. The objective of our capital management is to have sufficient liquidity, also ensuring that the Group respects any financial and maintenance covenants linked to obligations towards our creditors. For the purpose of assessing liquidity risk, all operational entities of the Group forecast their cash on a weekly rolling basis. These are monitored by Group treasury ensuring that the Group's liquidity position at all times meets operational cash needs.
In addition to the centralization of cash available in the local operations as a primary source of liquidity, As of March 31, 2025 the Group treasury has access to uncommitted facilities of up to EUR3.5 million (EUR3.5 million as of March 31, 2024).
As of March 31, 2025, EUR97.5 million remains undrawn under the revolving credit facility (see Note 26), and the uncommitted facilities are fully available.
At the reporting date, the Group held total liquid assets, as represented by its cash and cash equivalents, amounting to EUR123.8 million (EUR87.5 million as of March 31, 2024).
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2025
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	3,299	27,647	36,553	112,297	642,808
Other financial liabilities (1) (4)	10,576	16,768	15,209	22,004	569
Trade payables	227,344	68,002	—	—	—
Other liabilities (2)	17,424	6,807	—	—	—
Accrued liabilities (3)	24,119	20,571	—	—	—
Total	282,762	139,795	51,762	134,301	643,377

As of March 31, 2024
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	13,920	41,313	55,233	164,568	705,615
Other financial liabilities (1) (4)	—	12,825	12,529	9,589	941
Trade payables	163,954	118,045	—	—	—
Other current liabilities (2)	37,021	4,674	—	—	—
Accrued liabilities (3)	27,122	21,593	—	—	—
Total	242,017	198,450	67,762	174,157	706,556
(1)The line items “Loans and borrowings” and “Other financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other liabilities”; for further details on these excluded items see Note 33.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”; for further details on the excluded items see Note 34.
(4)The line item “Other financial liabilities”, as presented in the table above, exclude EUR0.6 million of warrant liabilities outstanding (EUR0.9 million as of March 31, 2024) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future; for further details see Note 31.
Net debt reconciliation
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2024	87,462	(889)	(587,978)	(8,802)	(14,774)	(524,981)
Cash flows	39,217	834	—	13,636	—	53,687
New borrowings	—	—	(394)	—	—	(394)
New leases and modifications	—	—	—	(8,755)	(16,858)	(25,613)
Foreign exchange adjustments	(2,896)	—	—	8	38	(2,850)
Reclassification	—	(704)	704	(8,170)	8,170	—
Gain from debt modifications	—	—	55,687	—	—	55,687
Net debt as of March 31, 2025	123,783	(759)	(531,981)	(12,083)	(23,424)	(444,464)

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2023	240,546	(61,945)	(726,891)	(6,984)	(10,243)	(565,517)
Cash flows	(152,790)	61,324	729,000	10,711	—	648,245
New borrowings	—	—	(586,151)	—	—	(586,151)
New leases and modifications	—	—	—	(5,536)	(11,760)	(17,296)
Foreign exchange adjustments	(286)	—	—	122	114	(50)
Reclassification	—	(889)	889	(7,115)	7,115	—
Other changes	(8)	621	(4,825)	—	—	(4,212)
Net debt as of March 31, 2024	87,462	(889)	(587,978)	(8,802)	(14,774)	(524,981)
(d)Capital risk management
The capital structure of the Group as of March 31, 2025 is composed of a consolidated equity of EUR144.2 million (EUR70.3 million as of March 31, 2024), and senior debt with a carrying value of EUR532.0 million (EUR588.0 million as of March 31, 2024). This represents an Equity/Capital ratio, defined as Equity/(Equity + Carrying value senior debt), of 27.1% (12.0% as of March 31, 2024).
Certain jurisdictions may require Global Blue subsidiaries to maintain certain local capital levels, which is monitored locally. The Group currently does not have any non-compliance with local capital requirements that may lead to material risks. In addition, the Group is subject to the financial covenant included in the SFA, for further details see Note 26.
(e)Fair value estimation
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2025
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other financial assets - Derivative financial instruments	—	2,888	—	2,888
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,751	—	—	2,751
Total assets	2,751	2,888	—	5,639

Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	2,542	2,542
- Warrant liabilities - Public warrants	388	—	—	388
- Warrant liabilities - Private warrants	—	181	—	181
Financial asset at fair value through OCI
- Other liabilities - Derivative financial instruments	—	1,590	—	1,590
Total liabilities	388	1,771	2,542	4,701

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other receivables - Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294
The fair value of financial instruments that are not traded in an active market (over-the-counter derivatives, put options, private warrants, and other investments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates; for further details please refer to Note 16, Note 27 and Note 31.